UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2020

Semiannual Report

to Shareholders

DWS Short Duration Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
28	Statement of Assets and Liabilities
30	Statement of Operations
31	Statements of Changes in Net Assets
32	Financial Highlights

38	Notes to Financial Statements
54	Information About Your Fund’s Expenses
56	Liquidity Risk Management
57	Advisory Agreement Board Considerations and Fee Evaluation
62	Account Management Resources
64	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short Duration Fund

Letter to Shareholders

Dear Shareholder:

While the economy isn’t expected to shrug off the impacts of the COVID-19 pandemic easily, DWS’s CIO Office is cautiously optimistic. Our CIO Office anticipates the recession in the United States (“U.S.”) to be shallower than in the Eurozone, followed by a more robust U.S. recovery primarily benefiting from the outsized U.S. fiscal stimulus. Our CIO office sees long-lasting disruptions of supply chains and consumer spending, potentially derailing the current outlook.

What is already becoming clear is the current assessment of the situation by financial markets. As of mid-May, U.S. markets have moved from panic mode back to relatively high valuations. However, sentiment can quickly change and March lows may be tested again in the coming months. With respect to the bond markets, we think that accommodative central bank action will continue or even accelerate, with the interest rates set to remain low for the foreseeable future.

What may come next? In the short term, we expect markets to remain volatile. While our strategists forecast peaking uncertainty on stock markets, sharp setbacks could happen at any time. Stocks have become even more appealing for the medium to long term time horizons, due to the very accommodative monetary policy of the leading central banks and growing fiscal deficits.

As the U.S. and global economies forge a path to recovery, close monitoring of developments to assess potential opportunities and risks is critical. We believe the unique structure of our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — perfectly positions us to make strategic and tactical decisions. Those insights are updated frequently and are always available on the ‘Insights’ section of dws.com.

As always, we appreciate your trust and welcome the opportunity to help you navigate these unusual times. We believe our decades of experience in managing assets through multiple market cycles and events will add value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Short Duration Fund	|	3

Performance Summary	March 31, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
No Sales Charges	–3.42%	–0.87%	1.08%	1.36%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.29%	4.53%	1.90%	1.62%

Class T	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
Unadjusted for Sales Charge	–3.30%	–0.75%	1.08%	1.37%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–5.72%	–3.23%	0.57%	1.11%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.29%	4.53%	1.90%	1.62%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
Unadjusted for Sales Charge	–3.67%	–1.50%	0.34%	0.62%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.63%	–1.50%	0.34%	0.62%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.29%	4.53%	1.90%	1.62%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*

Average Annual Total Returns as of 3/31/20
No Sales Charges	–3.29%	–0.62%	1.31%	1.10%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.29%	4.53%	1.90%	1.83%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
No Sales Charges	–3.17%	–0.50%	1.33%	1.62%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.29%	4.53%	1.90%	1.62%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
No Sales Charges	–3.29%	–0.62%	1.33%	1.64%
Bloomberg Barclays 1–3 Year Government/Credit Index†	2.29%	4.53%	1.90%	1.62%

4	|	DWS Short Duration Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2020 are 0.87%, 0.88%, 1.63%, 0.53%, 0.68% and 0.61% for Class A, T, C, R6, S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class S shares of DWS Short Duration Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

DWS Short Duration Fund	|	5

*	Class R6 shares commenced operations on August 25, 2014.

†

Bloomberg Barclays 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class

Net Asset Value
3/31/20	$8.29	$8.30	$8.29	$8.30	$8.32	$8.30
9/30/19	$8.69	$8.69	$8.68	$8.70	$8.71	$8.70

Distribution Information as of 3/31/20
Income Dividends, Six Months	$.11	$.11	$.07	$.12	$.12	$.12
March Income Dividend	$.0167	$.0167	$.0113	$.0185	$.0185	$.0184
SEC 30-day Yield‡‡	2.45%	2.53%	1.76%	2.76%	2.76%	2.74%
Current Annualized Distribution Rate‡‡	2.38%	2.38%	1.61%	2.63%	2.63%	2.62%

‡‡

The SEC yield is net investment income per share earned over the month ended March 31, 2020, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.38%, 2.45%, 1.70%, 2.63% and 2.64% for Class A, Class T, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2020. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.31%, 2.30%, 1.55%, 2.50% and 2.52% for Class A, Class T, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Short Duration Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Rick Smith, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

–	Senior Portfolio Manager: New York.

–	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.

Thomas J. Sweeney, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.

–	Portfolio Manager / Structured Finance Sector Head: New York

–	BS in Computer Science, Rutgers College.

Jeff Morton, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.

–	Fixed Income Portfolio Manager: New York.

–	BS in Major Industrial Management and Economics, Carnegie Mellon University.

DWS Short Duration Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/20	9/30/19
Corporate Bonds	42%	45%
Government & Agency Obligations	23%	20%
Asset-Backed	20%	20%
Commercial Mortgage-Backed Securities	8%	7%
Collateralized Mortgage Obligations	6%	6%
Cash Equivalents	1%	2%
Mortgage-Backed Securities Pass-Throughs	0%	0%
Common Stocks	0%	0%
	100%	100%

Quality (Excluding Securities Lending Collateral and Cash Equivalents)	3/31/20	9/30/19
AAA	34%	34%
AA	15%	13%
A	17%	16%
BBB	29%	31%
BB	3%	3%
B	1%	2%
CCC	0%	0%
CC	0%	0%
C	0%	0%
D	0%	0%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	3/31/20	9/30/19
Effective Maturity	2.9 years	3.1 years
Effective Duration	2.3 years	2.2 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 62 for contact information.

8	|	DWS Short Duration Fund

Investment Portfolio	as of March 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 42.1%
Communication Services 2.9%

Altice Financing SA, 144A, 7.5%, 5/15/2026	2,250,000	2,180,025

CenturyLink, Inc., 144A, 4.0%, 2/15/2027	325,000	315,250

Charter Communications Operating LLC, 3.579%, 7/23/2020	4,130,000	4,117,150

Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	179,000	153,493

CSC Holdings LLC:

144A, 5.375%, 7/15/2023	1,000,000	1,010,000

144A, 5.5%, 4/15/2027	500,000	517,450

Discovery Communications LLC, 3.5%, 6/15/2022	5,415,000	5,456,189

Expedia Group, Inc., 3.8%, 2/15/2028	800,000	691,513

Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	312,375

Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,340,573

Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024	885,000	898,213

Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	232,500	231,338

Tencent Holdings Ltd.:

144A, 3-month USD-LIBOR + 0.605%, 2.424%**, 1/19/2023	1,180,000	1,150,311

144A, 3.28%, 4/11/2024	8,000,000	8,283,197

VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,590,000	1,570,125

		28,227,202

Consumer Discretionary 5.8%

D.R. Horton, Inc., 2.55%, 12/1/2020	2,070,000	2,041,191

Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022	3,000,000	2,916,104

Ford Motor Credit Co. LLC, 4.14%, 2/15/2023	6,000,000	5,560,800

Ford Motor Credit Co., LLC, 2.343%, 11/2/2020	6,000,000	5,760,000

General Motors Financial Co., Inc.:

3-month USD-LIBOR + 0.990%, 2.89%**, 1/5/2023	4,000,000	3,238,116

2.9%, 2/26/2025	4,000,000	3,457,703

Global Payments, Inc., 2.65%, 2/15/2025	4,391,000	4,311,132

Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,399,904

Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,100,367

Hyundai Capital America:

144A, 2.375%, 2/10/2023	2,089,000	1,969,491

144A, 3-month USD-LIBOR + 0.940%, 2.812%**, 7/8/2021	5,000,000	4,837,068

144A, 3.45%, 3/12/2021	667,000	666,501

Nissan Motor Acceptance Corp.:

144A, 2.6%, 9/28/2022	4,000,000	3,811,223

144A, 3.65%, 9/21/2021	2,612,000	2,558,872

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)

Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026	65,000	61,425

Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,980,000	1,783,076

TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,375,000	1,277,169

Volkswagen Group of America Finance LLC, 144A, 2.7%, 9/26/2022	3,230,000	3,124,057

		56,874,199

Consumer Staples 1.0%

Albertsons Companies, Inc., 144A, 3.5%, 2/15/2023	250,000	246,125

BAT Capital Corp., 2.764%, 8/15/2022	5,265,000	5,174,437

Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 2.552%**, 10/22/2020	655,000	648,068

Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 2.392%**, 11/15/2021	2,090,000	1,970,115

General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.383%**, 4/16/2021	821,000	799,292

Kraft Heinz Foods Co., 2.8%, 7/2/2020	519,000	515,144

		9,353,181

Energy 2.5%

Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	2,827,261

Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	396,183

Energy Transfer Operating LP:

4.05%, 3/15/2025	750,000	650,927

4.25%, 3/15/2023	880,000	796,840

Energy Transfer Partners LP, 5.0%, 10/1/2022	2,826,000	2,573,445

Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	1,959,740

KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023	500,000	490,000

MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,058,425

MPLX LP:

3-month USD-LIBOR + 1.100%, 2.099%**, 9/9/2022	1,708,000	1,589,086

144A, 3.5%, 12/1/2022	3,330,000	3,188,230

ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	971,967

Precision Drilling Corp., 6.5%, 12/15/2021	452,384	339,288

Range Resources Corp., 5.0%, 8/15/2022 (a)	2,200,000	1,649,340

Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,970,000	1,419,660

Sunoco LP, 4.875%, 1/15/2023	815,000	778,325

Western Midstream Operating LP:

3-month USD-LIBOR + 0.850%, 2.698%**, 1/13/2023	2,000,000	1,055,000

3.1%, 2/1/2025	1,991,000	1,014,901

Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,188,546

		24,947,164

Financials 18.4%

ABN AMRO Bank NV, 144A, 3.4%, 8/27/2021	4,024,000	4,028,829

AEGON Funding Co., LLC, 5.75%, 12/15/2020	4,500,000	4,593,581

The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

AerCap Ireland Capital DAC:

3.95%, 2/1/2022	2,585,000	2,341,143

4.875%, 1/16/2024	1,410,000	1,212,274

Air Lease Corp., 3.75%, 6/1/2026	5,000,000	4,314,411

Aircastle Ltd.:

4.4%, 9/25/2023	2,534,000	2,423,301

5.5%, 2/15/2022	3,000,000	2,731,709

Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	7,497,031

ASB Bank Ltd., 144A, 3.125%, 5/23/2024	6,860,000	7,025,069

Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,045,000	1,037,163

Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,915,900

Banco Santander SA:

3.125%, 2/23/2023	3,200,000	3,050,328

3.5%, 4/11/2022	750,000	742,013

Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,773,455

Bank of America Corp.:

4.0%, 1/22/2025	750,000	789,293

4.2%, 8/26/2024	3,000,000	3,190,844

Banque Federative du Credit Mutuel SA, 144A, 2.125%, 11/21/2022	5,000,000	4,644,285

Barclays PLC, 4.61%, 2/15/2023	5,000,000	5,056,321

BBVA USA:

3-month USD-LIBOR + 0.730%, 1.498%**, 6/11/2021	6,000,000	5,822,630

3.5%, 6/11/2021	1,627,000	1,618,499

BNP Paribas SA, 144A, 6.75%, Perpetual (b)	250,000	225,625

BPCE SA:

144A, 3.0%, 5/22/2022	1,500,000	1,485,352

144A, 4.875%, 4/1/2026	500,000	485,113

Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,019,059

CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,004,000

Citigroup, Inc., 5.5%, 9/13/2025	750,000	821,279

Country Garden Holdings Co., Ltd., REG S, 4.75%, 7/25/2022	1,000,000	945,000

Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	7,983,467

Credit Suisse Group AG, 144A, 2.593%, 9/11/2025	1,180,000	1,121,048

Danske Bank AS, 144A, 3.001%, 9/20/2022	2,692,000	2,679,900

Discover Bank:

3.35%, 2/6/2023	2,190,000	2,163,149

4.682%, 8/9/2028	2,500,000	2,545,525

Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,116,834

Equitable Holdings, Inc., 3.9%, 4/20/2023	6,010,000	5,956,274

Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,804,562

HSBC Holdings PLC, 6.0%, Perpetual (b)	500,000	473,750

ING Groep NV:

3-month USD-LIBOR + 1.000%, 2.451%**, 10/2/2023	6,500,000	6,126,308

3.15%, 3/29/2022	1,580,000	1,587,480

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)

Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,819,354

Jefferies Financial Group, Inc., 5.5%, 10/18/2023	4,000,000	4,047,789

JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 1.499%**, 6/18/2022	4,000,000	3,846,000

Lloyds Banking Group PLC, 2.438%, 2/5/2026	2,880,000	2,719,509

Morgan Stanley, SOFR + 0.700%, 1.613%**, 1/20/2023	4,000,000	3,723,428

National Australia Bank Ltd., 2.5%, 1/12/2021	2,000,000	2,007,640

Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,531,340

NatWest Markets PLC:

144A, 3-month USD-LIBOR + 1.400%, 2.775%**, 9/29/2022	5,000,000	4,711,267

5.625%, 8/24/2020 (a)	3,000,000	2,999,393

Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,441,219

Park Aerospace Holdings Ltd.:

144A, 4.5%, 3/15/2023	1,750,000	1,518,029

144A, 5.25%, 8/15/2022	450,000	406,627

Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023	750,000	740,646

Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,075,738

Skandinaviska Enskilda Banken AB, 144A, 3.05%, 3/25/2022	3,000,000	3,044,820

Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,566,735

Standard Chartered PLC:

144A, 2.744%, 9/10/2022	4,000,000	3,960,301

144A, 4.247%, 1/20/2023	4,660,000	4,678,272

Synchrony Bank, 3.0%, 6/15/2022	5,300,000	5,263,398

Synchrony Financial, 4.375%, 3/19/2024	180,000	177,070

The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	747,235

Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.0%, 1/23/2025	500,000	429,875

Wells Fargo Bank NA, 3.325%, 7/23/2021	3,000,000	3,005,016

		181,812,505

Health Care 1.7%

AbbVie, Inc., 144A, 2.3%, 11/21/2022	3,080,000	3,082,413

Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,386,229

Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	1,800,000	1,833,732

Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 1.846%**, 6/25/2021	3,435,000	3,409,141

Becton, Dickinson & Co., 3-month USD-LIBOR + 0.875%, 2.25%**, 12/29/2020	1,273,000	1,230,036

CVS Health Corp., 2.625%, 8/15/2024	1,360,000	1,379,272

CVS Pass-Through Trust, 6.036%, 12/10/2028	1,107,311	1,201,632

HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,048,769

Mylan NV, 3.15%, 6/15/2021	2,500,000	2,465,950

		17,037,174

The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Industrials 2.4%

Adani Ports & Special Economic Zone Ltd., 144A, 3.95%, 1/19/2022	1,000,000	953,617

Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	670,000	578,665

Bombardier, Inc., 144A, 6.0%, 10/15/2022	2,000,000	1,500,000

CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,173,587

Colfax Corp., 144A, 6.0%, 2/15/2024	635,000	612,775

DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	1,825,000

Delta Air Lines, Inc.:

2.9%, 10/28/2024	3,000,000	2,400,776

3.4%, 4/19/2021	1,818,000	1,655,337

Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,521,196

Rumo Luxembourg Sarl, 144A, 7.375%, 2/9/2024 (a)	1,000,000	1,000,000

Ryder System, Inc.:

2.875%, 6/1/2022	1,350,000	1,354,198

3.5%, 6/1/2021	1,910,000	1,909,718

Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 1.541%**, 6/15/2021	2,927,000	2,786,831

Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,375,000

Westinghouse Air Brake Technologies Corp., 3-month USD-LIBOR + 1.300%, 2.041%**, 9/15/2021	980,000	951,258

		23,597,958

Information Technology 2.3%

Broadcom Corp., 3.625%, 1/15/2024	5,000,000	4,911,409

Broadcom, Inc., 144A, 3.125%, 4/15/2021	3,509,000	3,470,789

Dell International LLC:

144A, 4.42%, 6/15/2021	3,370,000	3,369,259

144A, 5.45%, 6/15/2023	3,200,000	3,288,483

NXP BV, 144A, 4.625%, 6/1/2023	4,000,000	4,117,071

Oracle Corp., 2.5%, 4/1/2025 (c)	2,040,000	2,039,245

Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,793,529

		22,989,785

Materials 1.9%

Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	1,959,900

Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	681,656

CF Industries, Inc., 144A, 3.4%, 12/1/2021	268,000	263,348

Chemours Co., 6.625%, 5/15/2023	1,552,000	1,319,200

CNAC HK Finbridge Co., Ltd., REG S, 3.5%, 7/19/2022	2,000,000	1,987,052

First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	409,151

Glencore Funding LLC, 144A, 4.125%, 3/12/2024	3,480,000	3,199,048

Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	2,890,890

Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	261,000

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)

International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	1,230,000	1,235,520

NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,105,650

Syngenta Finance NV, 144A, 3.698%, 4/24/2020	1,429,000	1,426,252

The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,464,716

		19,203,383

Real Estate 1.8%

American Tower Corp., (REIT), 3.375%, 5/15/2024	5,000,000	5,010,476

Equinix, Inc., (REIT), 2.625%, 11/18/2024	2,000,000	1,907,520

iStar, Inc.:

(REIT), 4.25%, 8/1/2025	450,000	370,080

(REIT), 4.75%, 10/1/2024	890,000	747,600

Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	5,000,000	5,078,390

Shimao Property Holdings Ltd., REG S, (REIT), 4.75%, 7/3/2022	2,580,000	2,535,054

Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,100,000	2,051,001

VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	130,550

		17,830,671

Utilities 1.4%

CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,267,386

Dominion Energy, Inc., 3.07%, 08/15/2024	2,106,000	2,099,490

DTE Energy Co., Series B, 2.6%, 6/15/2022	2,330,000	2,278,910

Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,783,449

Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	2,665,000	2,710,362

NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	833,625

Southern California Edison Co., 3.7%, 8/1/2025	800,000	823,250

Vistra Energy Corp., 5.875%, 6/1/2023	2,000,000	1,995,000

		13,791,472
Total Corporate Bonds (Cost $435,264,751)		415,664,694

Mortgage-Backed Securities Pass-Throughs 0.0%

Federal National Mortgage Association:

3.0%, with various maturities from 5/1/2027 until 6/1/2027	241,069	252,537

12-month USD-LIBOR + 1.770%, 4.02%**, 9/1/2038	19,167	19,605

4.5%, 4/1/2023	12,160	12,554

Government National Mortgage Association:

6.0%, with various maturities from 1/15/2022 until 1/15/2039	156,087	169,826

7.0%, 6/20/2038	3,819	4,678

9.5%, 7/15/2020	8	8

Total Mortgage-Backed Securities Pass-Throughs (Cost $461,735)		459,208

The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Asset-Backed 20.2%
Automobile Receivables 6.0%

AmeriCredit Automobile Receivables Trust:

“B”, Series 2016-4, 1.83%, 12/8/2021	561,638	561,380

“C”, Series 2019-2, 2.74%, 4/18/2025	1,840,000	1,783,098

“C”, Series 2016-2, 2.87%, 11/8/2021	686,358	685,710

“C”, Series 2015-4, 2.88%, 7/8/2021	44,308	44,295

“D”, Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,374,665

Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	2,666,667	2,653,450

Canadian Pacer Auto Receivables Trust:

“C”, Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,089,005

“B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,009,593

CPS Auto Receivables Trust:

“B”, Series 2019-C, 144A, 2.63%, 8/15/2023	1,000,000	982,819

“C”, Series 2018-A, 144A, 3.05%, 12/15/2023	3,350,000	3,296,033

“B”, Series 2019-B, 144A, 3.09%, 4/17/2023	1,050,000	1,041,905

“C”, Series 2016-B, 144A, 4.22%, 3/15/2022	661,949	661,335

“D”, Series 2014-D, 144A, 5.33%, 11/16/2020	1,915,356	1,913,831

CPS Auto Trust, “C”, Series 2016-D, 144A, 2.9%, 1/17/2023	566,846	565,418

Flagship Credit Auto Trust:

“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,083,340

“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,526,064

“D”, Series 2016-4, 144A, 3.89%, 11/15/2022	1,000,000	998,502

“C”, Series 2016-1, 144A, 6.22%, 6/15/2022	4,980,000	5,020,749

“E”, Series 2016-3, 144A, 6.25%, 10/15/2023	980,000	992,661

“D”, Series 2015-3, 144A, 7.12%, 11/15/2022	3,000,000	3,019,843

Foursight Capital Automobile Receivables Trust:

“C”, Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,351,727

“B”, Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,128,842

Hertz Vehicle Financing II LP:

“A”, Series 2017-2A, 144A, 3.29%, 10/25/2023	4,000,000	3,847,548

“A”, Series 2019-1A, 144A, 3.71%, 3/25/2023	2,250,000	2,183,895

“C”, Series 2018-1A, 144A, 4.39%, 2/25/2024	1,500,000	1,384,073

Santander Drive Auto Receivables Trust:

“C” Series 2019-3, 2.49%, 10/15/2025	4,000,000	3,860,128

“B”, Series 2018-2, 3.03%, 9/15/2022	744,190	744,412

“C”, Series 2019-1, 3.42%, 4/15/2025	250,000	247,861

“C”, Series 2018-5, 3.81%, 12/16/2024	2,500,000	2,469,683

Tesla Auto Lease Trust, “B”, Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	2,893,365

World Omni Select Auto Trust:

“C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,427,801

“B”, Series 2018-1A, 144A, 3.68%, 7/15/2023	1,000,000	994,109

		58,837,140

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)

Credit Card Receivables 1.7%

Evergreen Credit Card Trust:

“C”, Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	887,459

“B”, Series 2019-1, 144A, 3.59%, 1/15/2023	4,000,000	3,854,214

“C”, Series 2019-1, 144A, 3.98%, 1/15/2023	3,000,000	2,877,983

Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	2,540,000	2,337,928

Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,366,672

World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	5,000,000	4,976,177

		17,300,433

Home Equity Loans 0.2%

NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.050%, 1.997%**, 12/25/2034	395,501	306,848

People’s Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD-LIBOR + 1.040%, 1.987%**, 6/25/2034	1,508,945	1,178,605

Renaissance Home Equity Loan Trust:

“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,490	25,643

“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	96,401

Southern Pacific Secured Asset Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	896	905

		1,608,402

Miscellaneous 11.8%

Apidos CLO XXIV, “A1BR”, Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.269%**, 10/20/2030	3,400,000	3,121,149

Apidos CLO XXXII, “A2”, Series 2019-32A, 144A, 3-month USD-LIBOR + 1.650%, 3.333%**, 1/20/2033	2,500,000	2,317,835

Applebee’s Funding LLC, “A2I”, Series 2019-1A, 144A, 4.194%, 6/7/2049	2,800,000	2,546,600

Ares XXIX CLO Ltd., “A2R”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.436%**, 4/17/2026	10,000,000	9,932,500

Atrium XIII, “A2”, Series 13A, 144A, 3-month USD-LIBOR + 1.250%, 3.056%**, 11/21/2030	2,250,000	2,073,481

Atrium XIV LLC, “B”, Series 14A, 144A, 3-month USD-LIBOR + 1.700%, 3.543%**, 8/23/2030	4,250,000	3,837,499

Babson CLO Ltd.:

“BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.219%**, 1/20/2031	2,000,000	1,807,868

“A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 3.256%**, 7/23/2030	1,500,000	1,356,382

Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 3-month USD-LIBOR + 1.700%, 3.362%**, 1/17/2033	5,000,000	4,252,785

The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.236%**, 4/17/2031	4,000,000	3,568,140

Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.140%, 0.845%**, 1/15/2037	1,414,094	1,258,599

Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.300%**, 12/25/2036	2,271,551	1,887,479

DB Master Finance LLC, “A2I”, Series 2019-1A, 144A, 3.787%, 5/20/2049	1,578,075	1,525,194

Dell Equipment Finance Trust:

“C”, Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,469,836

“C”, Series 2017-2, 144A, 2.73%, 10/24/2022	1,250,000	1,246,733

“D”, Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,601,709

“C”, Series 2018-1,144A, 3.53%, 6/22/2023	500,000	501,790

“C”, Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,016,754

Domino’s Pizza Master Issuer LLC:

“A2II”, Series 2017-1A, 144A, 3.082%, 7/25/2047	11,084,850	10,700,538

“A2”, Series 2019-1A, 144A, 3.668%, 10/25/2049	1,995,000	1,779,181

Dryden 49 Senior Loan Fund, “B”, Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 3.519%**, 7/18/2030	570,000	519,802

Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.186%**, 4/17/2031	2,500,000	2,235,997

Galaxy XV CLO Ltd., “AR”, Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 3.031%**, 10/15/2030	1,565,000	1,478,172

GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	447,945

Hilton Grand Vacations Trust:

“B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	171,664	170,025

“B”, Series 2017-AA, 144A, 2.96%, 12/26/2028	712,866	699,718

HPEFS Equipment Trust, “C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	860,000	842,681

LCM LP, “BR2”, Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 3.581%**, 10/15/2031	2,120,000	1,887,254

MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	3,429,238	3,201,924

Navistar Financial Dealer Note Master Owner Trust II, “A”, Series 2018-1, 144A, 1-month USD-LIBOR + 0.630%, 1.577%**, 9/25/2023	1,250,000	1,212,471

Neuberger Berman CLO XVII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 3.519%**, 10/21/2030	1,800,000	1,574,590

Neuberger Berman Loan Advisers CLO Ltd.:

“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.219%**, 10/19/2031	2,000,000	1,826,522

“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.231%**, 1/15/2030	6,000,000	5,471,664

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)

NRZ Excess Spread-Collateralized Notes:

“B”, Series 2018-PLS1, 144A, 3.588%, 1/25/2023	1,874,104	1,870,409

“D”, Series 2018-PLS1, 144A, 4.374%, 1/25/2023	554,469	530,579

Octagon Investment Partners XVI Ltd., “BR”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.436%**, 7/17/2030	9,000,000	7,852,050

Taco Bell Funding LLC, “A2I”, Series 2018-1A, 144A, 4.318%, 11/25/2048	3,950,000	3,851,289

Towd Point Mortgage Trust, “A1”, Series 2019-MH1, 144A, 3.0%, 11/25/2058	1,724,014	1,733,957

Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,212,308

Venture XXVIII CLO Ltd., “A2”, Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 2.929%**, 7/20/2030	1,000,000	940,473

Voya CLO Ltd.:

“A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.020%, 1.829%**, 4/17/2030	6,950,000	6,532,993

“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 2.719%**, 1/18/2029	3,015,000	2,887,203

“A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 3.569%**, 10/18/2031	4,500,000	3,847,684

“A2AR”, Series 2012-A, 144A, 3-month USD-LIBOR + 1.900%, 3.731%**, 10/15/2030	6,000,000	5,279,664

		116,909,426

Student Loans 0.5%

SLM Student Loan Trust, “A6”, Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 2.544%**, 7/25/2039	5,500,000	4,807,060

Total Asset-Backed (Cost $211,587,751)		199,462,461

Commercial Mortgage-Backed Securities 7.7%

Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 2.135%**, 6/15/2035	3,500,000	2,754,151

BAMLL Commercial Mortgage Securities Trust:

“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 2.055%**, 9/15/2034	1,000,000	845,623

“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 1.850%**, 9/15/2034	3,500,000	2,970,096

BBCMS Mortgage Trust, “A”, Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 1.427%**, 3/15/2037	4,000,000	3,709,644

BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 1.955%**, 7/15/2035	1,500,000	1,254,878

The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

BX Commercial Mortgage Trust:

“C”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 1.805%**, 11/15/2035	1,160,526	1,070,414

“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 2.005%**, 4/15/2034	3,500,000	3,135,587

“D”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 2.005%**, 11/15/2035	350,000	321,070

BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.805%**, 11/15/2034	3,960,000	3,306,800

Citigroup Commercial Mortgage Trust:

“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	806,245

“C”, Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	2,888,388

“M”, Series 2005-EMG, 144A, 5.5%, 9/20/2051 (d)	68,671	67,368

COMM Mortgage Trust:

“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,187,751

“AM”, Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,490,441

“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,731,081

“B”, Series 2013-CR10, 144A, 4.789%**, 8/10/2046	2,850,000	2,895,568

CSAIL Commercial Mortgage Trust, “B”, Series 2019-C15, 4.476%, 3/15/2052	1,000,000	965,640

DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 1.405%**, 6/15/2034	3,920,000	3,537,097

DBGS Mortgage Trust, “B”, Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 1.535%**, 6/15/2033	2,500,000	2,255,231

DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 2.5%**, 12/19/2030	250,000	188,725

FHLMC Multifamily Structured Pass-Through Certificates:

“X1P”, Series KL05, Interest Only, 0.892%**, 6/25/2029	17,800,000	1,213,497

“X1”, Series K058, Interest Only, 0.927%**, 8/25/2026	23,493,103	1,176,206

“X1”, Series K722, Interest Only, 1.308%**, 3/25/2023	14,923,024	449,707

Fontainebleau Miami Beach Trust, “D”, Series 2019-FBLU, 144A, 4.095%, 12/10/2036	5,000,000	3,820,878

GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	890,012

Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 2.055%**, 11/15/2036	3,660,840	2,995,826

IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 1.655%**, 6/15/2034	4,518,741	3,957,698

InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 1.955%**, 1/15/2033	2,260,000	1,977,771

Morgan Stanley Bank of America Merrill Lynch Trust, “300B”, Series 2014-C18, 3.996%, 8/15/2031	750,000	632,875

Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 1.905%**, 7/15/2035	1,568,800	1,257,715

MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,833,892

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)

MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 2.005%**, 12/15/2033	250,000	229,916

Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 2.647%**, 10/15/2049	2,425,349	2,139,705

Natixis Commercial Mortgage Securities Trust, “B”, Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.660%**, 7/15/2033	3,500,000	3,329,275

NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 2.105%**, 12/15/2035	500,000	470,515

UBS Commercial Mortgage Trust:

“XA”, Series 2017-C7, Interest Only, 1.055%**, 12/15/2050	29,396,929	1,701,591

“XA”, Series 2017-C1, Interest Only, 1.561%**, 6/15/2050	24,710,082	1,962,744

WFRBS Commercial Mortgage Trust:

“B”, Series 2013-C13, 3.553%, 5/15/2045	4,000,000	3,922,606

“AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	243,644

Total Commercial Mortgage-Backed Securities (Cost $84,480,223)		75,587,871

Collateralized Mortgage Obligations 6.3%

Angel Oak Mortgage Trust, “A1”, Series 2019-3, 144A, 2.93%**, 5/25/2059	2,875,452	2,765,030

Banc of America Funding Corp., “1A1”, Series 2008-R2, 144A, 6.0%, 9/25/2037	116,217	115,586

Banc of America Mortgage Securities, Inc.:

“2A3”, Series 2005-J, 3.897%, 11/25/2035	120,211	104,519

“2A8”, Series 2003-J, 4.035%**, 11/25/2033	239,719	206,962

“A15”, Series 2006-2, 6.0%, 7/25/2046	12,976	11,789

Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 3.971%**, 1/25/2034	379,853	324,539

BRAVO Residential Funding Trust, “A1”, Series 2019-NQM1, 144A, 2.666%, 7/25/2059	2,580,354	2,533,001

COLT Mortgage Loan Trust, “A1”, Series 2020-1, 144A, 2.488%, 2/25/2050	2,911,901	2,816,725

Connecticut Avenue Securities Trust:

“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 3.097%**, 9/25/2031	273,029	223,534

“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 3.247%**, 8/25/2031	406,657	336,531

Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 3.5%**, 2/20/2036	71,843	58,350

Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2020	136,591	140,877

The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

CSMLT Trust, “A6”, Series 2015-2, 144A, 3.5%, 8/25/2045	1,967,414	1,934,560

Deephaven Residential Mortgage Trust, “A1”, Series 2018-2A, 144A, 3.479%, 4/25/2058	1,930,208	1,884,674

Ellington Financial Mortgage Trust, “A1FX”, Series 2018-1, 144A, 4.14%, 10/25/2058	997,362	985,431

Fannie Mae Connecticut Avenue Securities:

“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.947%**, 3/25/2031	315,980	277,980

“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.350%, 3.297%**, 1/25/2031	500,000	419,902

Federal Home Loan Mortgage Corp.:

“PI”, Series 4485, Interest Only, 3.5%, 6/15/2045	4,160,329	388,779

“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	3,302,868	308,714

“CI”, Series 4104, Interest Only, 4.0%, 5/15/2041	5,535,198	394,164

“LG”, Series 4281, 4.0%, 1/15/2043	4,482,778	4,807,354

“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	15,830,673	2,486,002

“LA”, Series 1343, 8.0%, 8/15/2022	10,855	11,503

“PK”, Series 1751, 8.0%, 9/15/2024	67,579	74,663

Federal National Mortgage Association:

“DE”, Series 2014-18, 4.0%, 8/25/2042	1,709,659	1,798,691

“9”, Series 406, Interest Only, 4.5%, 2/25/2041	3,528,988	539,618

“IX”, Series 2012-72, Interest Only, 4.5%, 7/25/2042	2,703,790	383,841

“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	3,729,784	333,721

“2”, Series 350, Interest Only, 5.5%, 3/25/2034	97,806	18,894

“1A6”, Series 2007-W8, 6.601%**, 9/25/2037	539,259	608,763

Flagstar Mortgage Trust, “A4”, Series 2018-4, 144A, 4.0%, 7/25/2048	1,643,336	1,629,059

Freddie Mac Structured Agency Credit Risk Debt Notes:

“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 3.397%**, 3/25/2049	915,406	758,779

“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 3.597%**, 1/25/2049	105,000	92,379

“M2”, Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 3.797%**, 4/25/2028	1,392,449	1,362,472

“M2”, Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 3.847%**, 7/25/2028	369,736	367,458

FWD Securitization Trust, “A1”, Series 2019-INV1, 144A:

2.24%**, 1/25/2050	2,399,347	2,351,958

2.81%**, 6/25/2049	846,746	839,319

Government National Mortgage Association:

“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	17,466,109	2,114,359

“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	3,537,406	172,826

“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	6,886,307	800,129

“IO”, Series 2008-7, Interest Only, 5.5%, 3/20/2037	416,358	45,730

“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	293,001	55,782

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Principal Amount ($)	Value ($)

JPMorgan Mortgage Trust:

“A15”, Series 2018-9, 144A, 4.0%, 2/25/2049	412,854	408,080

“A15”, Series 2018-LTV1, 144A, 4.5%, 4/25/2049	200,023	199,251

“6A1”, Series 2005-A6, 4.625%**, 8/25/2035	218,206	191,745

Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 3.75%, 12/25/2034	14,183	12,891

New Residential Mortgage Loan:

“A1”, Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,666,114	1,635,691

“A1”, Series 2019-NQM2, 144A, 3.6%, 4/25/2049	1,635,376	1,620,552

New Residential Mortgage Loan Trust:

“A1”, Series 2019-NQM1, 144A, 3.675%, 1/25/2049	2,252,681	2,221,842

“A2”, Series 2019-NQM1, 144A, 3.877%, 1/25/2049	4,188,873	4,145,472

Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.73%**, 4/28/2024	1,360	1,341

Residential Accredit Loans, Inc., “A1”, Series 2003-QS18, 5.0%, 9/25/2020	16,415	13,132

Residential Asset Mortgage Products, Inc.:

“A5”, Series 2005-SL1, 6.5%, 5/25/2032	168,226	156,854

“A4”, Series 2004-SL4, 7.0%, 7/25/2032	119,142	107,255

“A3”, Series 2004-SL3, 7.5%, 12/25/2031	239,950	232,273

Residential Funding Mortgage Securities I, “A1”, Series 2005-S3, 4.75%, 3/25/2020	893	893

Sequoia Mortgage Trust:

“2A1”, Series 2013-1, 1.855%, 2/25/2043	1,712,111	1,586,893

“A10”, Series 2018-CH1, 144A, 4.0%, 2/25/2048	1,478,337	1,469,250

“A4”, Series 2018-7, 144A, 4.0%, 9/25/2048	1,847,369	1,841,103

“A10”, Series 2019-CH3, 144A, 4.0%, 9/25/2049	2,513,371	2,536,989

STACR Trust:

“M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 3.047%**, 9/25/2048	540,541	444,447

“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 3.097%**, 12/25/2030	1,350,000	1,097,082

Verus Securitization Trust:

“A1”, Series 2019-INV2, 144A, 2.913%, 7/25/2059	872,654	859,214

“A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,786,703	1,711,706

“A1”, Series 2018-INV1, 144A, 3.626%, 3/25/2058	1,357,426	1,289,115
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	382,071	389,103
Total Collateralized Mortgage Obligations (Cost $65,753,300)		62,057,121

Government & Agency Obligations 23.3%

Other Government Related (e) 1.6%

Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,806,300

The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,186,000	2,164,490

Eurasian Development Bank:

144A, 4.767%, 9/20/2022	2,000,000	2,024,312

144A, 5.0%, 9/26/2020	1,440,000	1,436,930

Gazprom OAO, 144A, 4.95%, 7/19/2022	500,000	505,875

Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020	2,000,000	2,003,928

Severstal OAO, 144A, 5.9%, 10/17/2022 (a)	1,000,000	1,034,540

Vnesheconombank:

144A, 6.902%, 7/9/2020	4,000,000	3,995,400

144A, 5.942%, 11/21/2023	500,000	510,190

		15,481,965

Sovereign Bonds 0.4%

Export-Import Bank of Korea:

2.5%, 11/1/2020	1,680,000	1,690,248

3.5%, 11/27/2021	1,455,000	1,499,001

Republic of Namibia, 144A, 5.5%, 11/3/2021	1,000,000	959,100

		4,148,349

U.S. Treasury Obligations 21.3%

U.S. Treasury Bills:

0.261%***, 9/10/2020	200,000	199,897

0.35%***, 9/10/2020	1,800,000	1,799,077

0.356%***, 9/10/2020	100,000	99,949

0.92%***, 9/10/2020	800,000	799,590

1.803%***, 7/16/2020 (f)	2,590,000	2,589,399

U.S. Treasury Bond, 2.0%, 2/15/2050	2,000,000	2,316,953

U.S. Treasury Inflation-Indexed Notes:

0.125%, 1/15/2023	5,587,400	5,520,046

0.125%, 7/15/2024	5,431,550	5,443,134

U.S. Treasury Notes:

1.125%, 6/30/2021	4,000,000	4,050,938

1.125%, 9/30/2021	10,000,000	10,137,500

1.25%, 10/31/2021	15,000,000	15,250,781

1.5%, 2/15/2030 (a)	3,000,000	3,230,039

1.875%, 3/31/2022	20,000,000	20,661,719

2.125%, 12/31/2022	10,000,000	10,507,031

2.25%, 4/30/2021	9,600,000	9,822,750

2.25%, 7/31/2021	15,000,000	15,413,672

2.25%, 4/15/2022	28,000,000	29,153,906

2.5%, 1/15/2022	30,000,000	31,223,437

2.5%, 2/15/2022	10,000,000	10,426,953

2.625%, 12/15/2021	10,000,000	10,410,938

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

	Principal Amount ($)	Value ($)

2.75%, 4/30/2023	10,000,000	10,755,078

2.875%, 11/15/2021	10,000,000	10,433,203

		210,245,990

Total Government & Agency Obligations (Cost $225,852,563)		229,876,304

	Shares	Value ($)
Common Stocks 0.0%
Information Technology
Answers Corp.* (d) (Cost $256,895)	2,220	1,094

Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (d) (Cost $713,521)	6,166	0

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.33% (g) (h) (Cost $5,874,885)	5,874,885	5,874,885

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.32% (g)	8,710,681	8,710,681
DWS ESG Liquidity Fund “Capital Shares”, (g) 1.20%	5,313,865	5,310,146

Total Cash Equivalents (Cost $14,024,558)		14,020,827

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,044,270,182)	101.6	1,003,004,465
Other Assets and Liabilities, Net	(1.6)	(15,872,047)

Net Assets	100.0	987,132,418

The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 9/30/2019	Pur- chases Cost ($)		Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.33% (g) (h)
2,437,365	3,437,520	(i)	—	—	—	5,709	—	5,874,885	5,874,885
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.32% (g)
11,802,832	325,651,792		328,743,943	—	—	110,371	—	8,710,681	8,710,681
DWS ESG Liquidity Fund “Capital Shares”, 1.20% (g)
5,259,166	10,057,236		9,999,000	(3,002)	(4,254)	59,624	—	5,313,865	5,310,146
19,499,363	339,146,548		338,742,943	(3,002)	(4,254)	175,704	—	19,899,431	19,895,712

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $5,757,687, which is 0.6% of net assets.

(b)	Perpetual, callable security with no stated maturity date.

(c)	When-issued security.

(d)	Investment was valued using significant unobservable inputs.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.

(f)	At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SOFR: Secured Overnight Financing Rate

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Australian Bond	AUD	6/15/2020	100	9,309,562	9,266,555	(43,007)
2 Year U.S. Treasury Note	USD	6/30/2020	947	205,786,948	208,702,523	2,915,575
Total net unrealized appreciation						2,872,568

Currency Abbreviations
AUD Australian Dollar
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

26	|	DWS Short Duration Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$415,664,694	$—	$415,664,694
Mortgage-Backed Securities Pass-Throughs	—	459,208	—	459,208
Asset-Backed	—	199,462,461	—	199,462,461
Commercial Mortgage-Backed Securities	—	75,520,503	67,368	75,587,871
Collateralized Mortgage Obligations	—	62,057,121	—	62,057,121
Government & Agency Obligations	—	229,876,304	—	229,876,304
Common Stocks	—	—	1,094	1,094
Warrants	—	—	0	0
Short-Term Investments (j)	19,895,712	—	—	19,895,712
Derivatives (k)	2,915,575	—	—	2,915,575
Futures Contracts
Total	$22,811,287	$983,040,291	$68,462	$1,005,920,040

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(43,007)	$—	$—	$(43,007)
Total	$(43,007)	$—	$—	$(43,007)

During the period ended March 31, 2020, the amount of transfers between Level 2 and Level 3 was $3,663. The investment was transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

(j)	See Investment Portfolio for additional detailed categorizations.

(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

Statement of Assets and Liabilities

as of March 31, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,024,370,739) — including $5,757,687 of securities loaned	$983,108,753
Investment in DWS Government & Agency Securities Portfolio (cost $5,874,885)*	5,874,885
Investment in affiliated securities, at value (cost $14,024,558)	14,020,827
Foreign cash, at value (cost $27,939)	12,610
Receivable for investments sold	4,202,934
Receivable for Fund shares sold	1,338,402
Interest receivable	6,518,370
Receivable for variation margin on futures contracts	10,362
Other assets	94,976
Total assets	1,015,182,119

Liabilities
Cash overdraft	2,125,316
Payable upon return of securities loaned	5,874,885
Payable for investments purchased	11,993,558
Payable for investments purchased — when-issued security	2,039,245
Payable for Fund shares redeemed	4,726,451
Distributions payable	436,242
Accrued management fee	243,452
Accrued Trustees’ fees	15,317
Other accrued expenses and payables	595,235
Total liabilities	28,049,701
Net assets, at value	$987,132,418

Net Assets Consist of
Distributable earnings (loss)	(180,226,840)
Paid-in capital	1,167,359,258
Net assets, at value	$987,132,418

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

Statement of Assets and Liabilities as of March 31, 2020 (Unaudited) (continued)

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($239,533,197 ÷ 28,881,345 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.29
Class T

Net Asset Value and redemption price per share ($10,258 ÷ 1,236.5 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.30

Maximum offering price per share (100 ÷ 97.50 of $8.30)	$8.51
Class C

Net Asset Value, offering and redemption (subject to contingent deferred sales charge) price per share ($40,202,786 ÷ 4,851,977 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.29
Class R6

Net Asset Value, offering and redemption price per share ($2,113,086 ÷ 254,448 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.30
Class S

Net Asset Value, offering and redemption price per share ($351,170,990 ÷ 42,222,903 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.32
Institutional Class

Net Asset Value, offering and redemption price per share ($354,102,101 ÷ 42,649,489 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.30

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

Statement of Operations

for the six months ended March 31, 2020 (Unaudited)

Investment Income
Income:
Interest	$16,567,863
Income distributions from affiliated Underlying Funds	169,995
Securities lending income, net of borrower rebates	5,709
Total income	16,743,567
Expenses:

Management fee	2,015,035
Administration fee	549,310
Services to shareholders	669,559
Distribution and service fees	527,925
Custodian fee	14,523
Professional fees	44,859
Reports to shareholders	50,919
Registration fees	45,958
Trustees’ fees and expenses	23,838
Other	52,371
Total expenses before expense reductions	3,994,297
Expense reductions	(576,220)
Total expenses after expense reductions	3,418,077
Net investment income	13,325,490

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Sale of affiliated investments	(3,002)
Sale of non-affiliated investments	(3,302,902)
Swap contracts	2,266,447
Futures	(554,946)
Forward foreign currency contracts	(240,674)
Foreign currency	32,564
(1,802,513)
Change in net unrealized appreciation (depreciation) on:

Affiliated investments	(4,254)
Non-affiliated investments	(51,492,957)
Futures	3,099,951
Forward foreign currency contracts	(239,726)
Foreign currency	11,601
(48,625,385)
Net gain (loss)	(50,427,898)
Net increase (decrease) in net assets resulting from operations	$(37,102,408)

The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Operations:

Net investment income	$13,325,490	$24,224,086
Net realized gain (loss)	(1,802,513)	3,141,739
Change in net unrealized appreciation (depreciation)	(48,625,385)	15,866,555
Net increase (decrease) in net assets resulting from operations	(37,102,408)	43,232,380
Distributions to shareholders:
Class A	(3,099,197)	(4,566,458)
Class T	(131)	(289)
Class C	(399,841)	(1,146,626)
Class R6	(31,024)	(47,104)
Class S	(5,693,015)	(15,977,023)
Institutional Class	(5,247,498)	(5,461,500)
Total distributions	(14,470,706)	(27,199,000)
Fund share transactions:

Proceeds from shares sold	531,441,531	580,562,227
Reinvestment of distributions	12,409,849	23,137,080
Payments for shares redeemed	(564,599,474)	(539,185,048)
Net assets acquired in tax-free reorganization*	—	86,795,579
Net increase (decrease) in net assets from Fund share transactions	(20,748,094)	151,309,838
Increase (decrease) in net assets	(72,321,208)	167,343,218
Net assets at beginning of period	1,059,453,626	892,110,408

Net assets at end of period	$987,132,418	$1,059,453,626

*	On August 5, 2019, DWS Fixed Income Opportunities Fund was acquired by the Fund through a tax-free reorganization (See Note H).

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

Financial Highlights

	Six Months Ended 3/31/20 (Unaudited)		Years Ended September 30,
Class A			2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.69		$8.54	$8.69	$8.74	$8.82	$9.09
Income (loss) from investment operations:

Net investment income[a]	.10		.21	.20	.17	.15	.14
Net realized and unrealized gain (loss)	(.39)		.18	(.14)	.01	(.01)	(.19)
Total from investment operations	(.29)		.39	.06	.18	.14	(.05)
Less distributions from:
Net investment income	(.11)		(.24)	(.21)	(.23)	(.22)	(.22)
Net asset value, end of period	$8.29		$8.69	$8.54	$8.69	$8.74	$8.82
Total Return (%)[b,c]	(3.42	)**	4.64	.73	2.06	1.65	(.54)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	240		227	149	158	243	341
Ratio of expenses before expense reductions (%)	.84	*	.87	.88	.88	.89	.87
Ratio of expenses after expense reductions (%)	.77	*	.79	.79	.80	.80	.80
Ratio of net investment income (%)	2.28	*	2.48	2.29	1.99	1.77	1.60
Portfolio turnover rate (%)	35	**	51	40	32	58	34

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

	Six Months Ended 3/31/20 (Unaudited)		Years Ended September 30,		Period Ended
Class T			2019	2018	9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$8.69		$8.54	$8.69	$8.70
Income (loss) from investment operations:

Net investment income[b]	.10		.21	.20	.04
Net realized and unrealized gain (loss)	(.38)		.18	(.14)	.02
Total from investment operations	(.28)		.39	.06	.06
Less distributions from:
Net investment income	(.11)		(.24)	(.21)	(.07)
Net asset value, end of period	$8.30		$8.69	$8.54	$8.69
Total Return (%)[c,d]	(3.30	)**	4.64	.73	.73	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		11	10	10
Ratio of expenses before expense reductions (%)	.86	*	.88	.88	1.00	*
Ratio of expenses after expense reductions (%)	.77	*	.80	.79	.80	*
Ratio of net investment income (%)	2.27	*	2.48	2.31	1.96	*
Portfolio turnover rate (%)	35	**	51	40	32	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Funds’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

	Six Months Ended 3/31/20 (Unaudited)		Years Ended September 30,
Class C			2019	2018	2017		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.68		$8.53	$8.68	$8.73		$8.81	$9.08
Income (loss) from investment operations:

Net investment income[a]	.06		.15	.13	.11		.09	.08
Net realized and unrealized gain (loss)	(.38)		.18	(.13)	.00	***	(.01)	(.20)
Total from investment operations	(.32)		.33	.00 ***	.11		.08	(.12)
Less distributions from:
Net investment income	(.07)		(.18)	(.15)	(.16)		(.16)	(.15)
Net asset value, end of period	$8.29		$8.68	$8.53	$8.68		$8.73	$8.81
Total Return (%)[b,c]	(3.67	)**	3.87	(.03)	1.29		.89	(1.28)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40		53	63	97		133	159
Ratio of expenses before expense reductions (%)	1.62	*	1.63	1.63	1.64		1.64	1.63
Ratio of expenses after expense reductions (%)	1.52	*	1.54	1.54	1.55		1.55	1.55
Ratio of net investment income (%)	1.51	*	1.74	1.53	1.23		1.03	.85
Portfolio turnover rate (%)	35	**	51	40	32		58	34

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

	Six Months Ended 3/31/20 (Unaudited)		Years Ended September 30,
Class R6			2019	2018	2017		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.70		$8.55	$8.70	$8.75		$8.84	$9.12
Income (loss) from investment operations:

Net investment income[a]	.11		.24	.22	.19		.18	.18
Net realized and unrealized gain (loss)	(.39)		.17	(.14)	.01		(.02)	(.21)
Total from investment operations	(.28)		.41	.08	.20		.16	(.03)
Less distributions from:
Net investment income	(.12)		(.26)	(.23)	(.25)		(.25)	(.25)
Net asset value, end of period	$8.30		$8.70	$8.55	$8.70		$8.75	$8.84
Total Return (%)	(3.29	)b**	4.90	.98 [b]	2.31	[b]	1.79 [b]	(.34)[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	.139	.238		.01	.01
Ratio of expenses before expense reductions (%)	.52	*	.53	.57	.56		.75	.76
Ratio of expenses after expense reductions (%)	.52	*	.53	.54	.55		.55	.55
Ratio of net investment income (%)	2.53	*	2.77	2.52	2.22		2.04	1.97
Portfolio turnover rate (%)	35	**	51	40	32		58	34

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	35

	Six Months Ended 3/31/20 (Unaudited)		Years Ended September 30,
Class S			2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.71		$8.56	$8.72	$8.76	$8.85	$9.12
Income (loss) from investment operations:

Net investment income[a]	.11		.24	.22	.19	.18	.17
Net realized and unrealized gain (loss)	(.38)		.17	(.15)	.02	(.02)	(.19)
Total from investment operations	(.27)		.41	.07	.21	.16	(.02)
Less distributions from:
Net investment income	(.12)		(.26)	(.23)	(.25)	(.25)	(.25)
Net asset value, end of period	$8.32		$8.71	$8.56	$8.72	$8.76	$8.85
Total Return (%)[b]	(3.17	)**	4.90	.87	2.43	1.79	(.28)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	351		554	552	522	570	744
Ratio of expenses before expense reductions (%)	.68	*	.68	.69	.70	.70	.69
Ratio of expenses after expense reductions (%)	.52	*	.54	.54	.55	.55	.55
Ratio of net investment income (%)	2.52	*	2.74	2.55	2.23	2.02	1.87
Portfolio turnover rate (%)	35	**	51	40	32	58	34

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

36	|	DWS Short Duration Fund

	Six Months Ended 3/31/20 (Unaudited)		Years Ended September 30,
Institutional Class			2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$8.70		$8.55	$8.70	$8.74	$8.83	$9.10
Income (loss) from investment operations:

Net investment income[a]	.11		.24	.22	.19	.18	.16
Net realized and unrealized gain (loss)	(.39)		.17	(.14)	.02	(.03)	(.19)
Total from investment operations	(.28)		.41	.08	.21	.15	(.03)
Less distributions from:
Net investment income	(.12)		(.26)	(.23)	(.25)	(.24)	(.24)
Net asset value, end of period	$8.30		$8.70	$8.55	$8.70	$8.74	$8.83
Total Return (%)[b]	(3.29	)**	4.90	.98	2.43	1.79	(.28)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	354		223	129	100	45	83
Ratio of expenses before expense reductions (%)	.59	*	.61	.64	.64	.61	.61
Ratio of expenses after expense reductions (%)	.52	*	.54	.54	.55	.55	.55
Ratio of net investment income (%)	2.53	*	2.74	2.55	2.20	2.01	1.77
Portfolio turnover rate (%)	35	**	51	40	32	58	34

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	37

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Short Duration Fund (the “Fund”) is a diversified series of Deutsche DWS Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Effective on or about July 15, 2020, Class A shares will be subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

38	|	DWS Short Duration Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair

DWS Short Duration Fund	|	39

value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any

40	|	DWS Short Duration Fund

securities on loan were collateralized by cash. During the six months ended March 31, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of March 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2020, the Fund had securities on loan, all of which were classified as corporate bonds and government & agency obligations in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of March 31, 2020
	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Securities Lending Transactions
Corporate Bonds	$2,403,885	$—	$—	$—	$2,403,885
Government & Agency Obligations	3,471,000	—	—	—	3,471,000
Total Borrowings	$5,874,885	$—	$—	$—	$5,874,885
Gross amount of recognized liabilities for securities lending transactions					$5,874,885

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the

DWS Short Duration Fund	|	41

Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2019, the Fund had net tax basis capital loss carry forwards of approximately $138,231,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($63,199,000) and long-term losses ($75,032,000). Capital Loss Carryforward from both Funds may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

At March 31, 2020, the aggregate cost of investments for federal income tax purposes was $1,046,394,850. The net unrealized depreciation for all investments based on tax cost was $43,390,385. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,381,461 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $49,771,846.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2019 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Prior September 1, 2019, distributions from net investment income of the Fund were declared and distributed to shareholders monthly. Effective September 1 ,2019, distributions from net investment income of the Fund are declared and distributed to shareholders daily. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, futures contracts, swap contracts, paydown losses on mortgage securities, forward currency contracts &

42	|	DWS Short Duration Fund

certain securities sold at a loss and expiring capital loss carryforwards and merger related adjustments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified

DWS Short Duration Fund	|	43

as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended March 31, 2020, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional

44	|	DWS Short Duration Fund

amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of March 31, 2020. For the six months ended March 31, 2020, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to $123,483,000. The investment in credit default swap contracts sold had a total notional amount generally indicative of a range from $0 to $123,483,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2020, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2020 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $185,472,000 to $230,370,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $85,280,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign

DWS Short Duration Fund	|	45

currency at the settlement date at a negotiated rate. For the six months ended March 31, 2020, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

There were no open forward currency contracts as of March 31, 2020. For the six months ended March 31, 2020, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $2,181,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,286,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $37,874,000.

The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$2,915,575

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (b)	$(43,007)

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(b)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

46	|	DWS Short Duration Fund

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Swap Contracts	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (c)	$—	$(554,946)	$—	$(554,946)
Credit Contracts (d)	2,266,447	—	—	2,266,447
Foreign Exchange Contracts (e)	—	—	(240,674)	(240,674)
	$2,266,447	$(554,946)	$(240,674)	$1,470,827

Each of the above derivatives is located in the following Statement of Operations accounts:

(c)	Net realized gain (loss) from futures contracts

(d)	Net realized gain (loss) from swap contracts

(e)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (f)	$3,099,951	$—	$3,099,951
Foreign Exchange Contracts (g)	—	(239,726)	(239,726)
	$3,099,951	$(239,726)	$2,860,225

Each of the above derivatives is located in the following Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) on futures contracts

(g)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

C. Purchases and Sales of Securities

During the six months ended March 31, 2020, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$231,806,315	$231,876,444
U.S. Treasury Obligations	$156,709,911	$135,357,697

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

DWS Short Duration Fund	|	47

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.

For the period from October 1, 2019 through January 31, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.77%
Class T	.77%
Class C	1.52%
Class R6	.52%
Class S	.52%
Institutional Class	.52%

For the six months ended March 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$85,548
Class T	5
Class C	23,746
Class R6	21
Class S	341,035
Institutional Class	125,865
$576,220

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services

48	|	DWS Short Duration Fund

Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2020, the Administration Fee was $549,310, of which $89,067 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2020
Class A	$17,217	$6,413
Class T	11	4
Class C	1,896	908
Class R6	71	25
Class S	95,025	34,462
Institutional Class	3,828	596
	$118,048	$42,408

In addition, for the six months ended March 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to Shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$90,564
Class C	23,742
Class S	254,721
Institutional Class	131,070
$500,097

Distribution and Service Fees. Under the Fund’s Class C 12b-1 plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS Short Duration Fund	|	49

with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2020
Class C	$173,854	$26,281

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2020	Annualized Rate
Class A	$297,029	$94,233	.24%
Class T	8	7	.15%
Class C	57,034	18,334	.25%
	$354,071	$112,574

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2020.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2020, the CDSC for Class C shares aggregated $900. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,188, of which $9,884 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed

50	|	DWS Short Duration Fund

in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2020, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $440.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2020.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	10,031,187	$ 87,129,394	11,268,280	$97,223,911
Class C	332,510	2,849,993	1,022,930	8,717,067
Class R6	45,481	390,820	246,835	2,102,393
Class S	9,936,630	86,284,004	30,111,494	258,855,581
Institutional Class	40,828,818	354,787,320	24,921,045	213,663,275
		$ 531,441,531		$580,562,227

DWS Short Duration Fund	|	51

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	342,658	$ 2,941,599	473,174	$4,066,766
Class T	16	131	33	285
Class C	42,557	365,739	119,831	1,027,133
Class R6	3,624	31,155	5,334	46,007
Class S	606,798	5,231,702	1,474,315	12,681,682
Institutional Class	447,156	3,839,523	617,938	5,315,207
		$ 12,409,849		$23,137,080

Shares redeemed
Class A	(7,610,240)	$ (65,233,358)	(7,323,097)	$(62,904,471)
Class C	(1,657,309)	(14,339,322)	(3,697,086)	(31,744,506)
Class R6	(51,778)	(440,951)	(12,617)	(108,932)
Class S	(31,887,458)	(276,733,021)	(35,235,358)	(302,308,364)
Institutional Class	(24,284,220)	(207,852,822)	(16,560,495)	(142,118,775)
		$ (564,599,474)		$(539,185,048)

Shares issued in tax-free reorganization*
Class A	—	$ —	4,244,850	$36,846,585
Class C	—	—	1,352,505	11,726,668
Class R6	—	—	1,284	11,154
Class S	—	—	2,755,737	24,001,273
Institutional Class	—	—	1,635,280	14,209,899
		$ —		$86,795,579

Net increase (decrease)
Class A	2,763,605	$ 24,837,635	8,663,207	$75,232,791
Class T	16	131	33	285
Class C	(1,282,242)	(11,123,590)	(1,201,820)	(10,273,638)
Class R6	(2,673)	(18,976)	240,836	2,050,622
Class S	(21,344,030)	(185,217,315)	(893,812)	(6,769,828)
Institutional Class	16,991,754	150,774,021	10,613,768	91,069,606
		$ (20,748,094)		$151,309,838

*	On August 5, 2019, DWS Fixed Income Opportunities Fund was acquired by the Fund through a tax-free reorganization (See Note H).

52	|	DWS Short Duration Fund

G. Other

A novel strain of coronavirus (COVID-19) was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

H. Acquisition of Assets

On August 5, 2019, the Fund acquired all of the net assets of DWS Fixed Income Opportunities Fund pursuant to a plan of reorganization approved by Board of Directors of DWS Fixed Income Opportunities Fund and the Board of Trustees of DWS Short Duration Fund in May 2019. The acquisition was accomplished by a tax-free exchange of 4,326,088 Class A shares, 1,376,802 Class C shares, 1,309 Class R6 shares, 2,814,548 Class S shares and 1,666,539 Institutional Class shares of DWS Fixed Income Opportunities Fund for 4,244,850 Class A shares, 1,352,505 Class C shares, 1,284 Class R6 shares, 2,755,737 Class S shares and 1,635,280 Institutional Class shares of the Fund, respectively, outstanding on August 5, 2019. DWS Fixed Income Opportunities Fund’s net assets at that date, $86,795,579 including $1,863,437 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $938,347,535. The combined net assets of the Fund immediately following the acquisition were $1,025,143,114.

The financial statements reflect the operations of the Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Assuming the acquisition having been completed on October 1, 2018, the Fund’s pro forma results of operations for the year ended September 30, 2019 are as follows:

Net investment income	$27,104,657
Net gain (loss) on investments	$18,883,793
Net increase (decrease) in net assets resulting from operations	$45,988,450

Because the combined investment portfolio has been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of DWS Fixed Income Opportunities Fund that have been included in the Fund’s Statement of Operations since August 5, 2019.

DWS Short Duration Fund	|	53

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2019 to March 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

54	|	DWS Short Duration Fund

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2020 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/20	$965.80	$967.00	$963.30	$967.10	$968.30	$967.10
Expenses Paid per $1,000*	$3.78	$3.79	$7.46	$2.56	$2.56	$2.56

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/20	$1,021.15	$1,021.15	$1,017.40	$1,022.40	$1,022.40	$1,022.40
Expenses Paid per $1,000*	$3.89	$3.89	$7.67	$2.63	$2.63	$2.63

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Short Duration Fund	.77%	.77%	1.52%	.52%	.52%	.52%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Short Duration Fund	|	55

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

56	|	DWS Short Duration Fund

Advisory Agreement Board Considerations

and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Short Duration Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Short Duration Fund	|	57

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2018.

58	|	DWS Short Duration Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

DWS Short Duration Fund	|	59

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain

60	|	DWS Short Duration Fund

of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Short Duration Fund	|	61

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

62	|	DWS Short Duration Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPITX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 288	25155T 593	25155T 585	25155T 577
Fund Number	418	1733	718	822	1422

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634

DWS Short Duration Fund	|	63

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

64	|	DWS Short Duration Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

DWS Short Duration Fund	|	65

Notes

Notes

Notes

Notes

Notes

Notes

DSDF-3

(R-027148-9 5/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/29/2020